Investment Securities - Schedule of Analysis of Net Gain on Sale of Investment Securities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [abstract]
Debt investment securities measured at amortized cost		$ 1
Debt investment securities measured at fair value through other comprehensive income (FVOCI)		47	$ 129
Net gain on sale of investment securities	[1]	$ 48	$ 129

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.